Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Schedule of Investments [Line Items]
Equity method investments	¥ 932,057	¥ 907,413
Investments held by consolidated investment companies and other	94,938	93,176
Total	¥ 1,026,995	¥ 1,000,589